Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Cash flows from operating activities
Profit before income tax	$ 1,647,053	$ 50,230	$ 2,268,226	$ 4,027,872
Adjustments to reconcile profit (loss)
Depreciation expenses	4,856,186	148,100	4,779,333	4,751,902
Expected credit losses (gains)	(1,020)	(31)	(302)	897
Interest expense	278,581	8,496	265,957	142,439
Interest income	(197,719)	(6,030)	(193,189)	(57,199)
Dividend income	(1,320)	(40)	(6,592)	(9,816)
Share of profit of associates and joint ventures accounted for using equity method	(2,683)	(82)	(219,891)	(453,715)
Loss (gain) on valuation of financial assets at fair value through profit or loss	(48,101)	(1,467)	(39,254)	69,404
Gain on disposal of property, plant and equipment, net	(55,262)	(1,685)	(18,431)	(74,548)
Gain on disposal of non-current assets held for sale	(72,261)	(2,204)
Gain from lease modifications	(13)			(139)
Impairment loss on property, plant and equipment	18,618	568	9,236	12,721
Deferred revenue	(22,003)	(671)	(20,839)	(17,859)
Financial assets at fair value through profit or loss	21,866	667	124,743	162,332
Current contract assets	(13,809)	(421)	(2,470)	18,788
Accounts and notes receivable	317,191	9,673	(944,603)	1,962,959
Other receivables	(23,080)	(704)	48,736	15,849
Inventories	(125,946)	(3,841)	641,761	(3,232)
Prepayments	(9,021)	(275)	3,104	37,748
Accounts and notes payable	(86,431)	(2,636)	224,469	(451,480)
Other payables	143,234	4,368	(90,786)	(161,212)
Current provisions	2,360	72	6,921	22,362
Current refund liabilities	(1,271)	(39)	544	27,274
Other current liabilities	79	2	1,293	8,097
Net defined benefit liability, non-current	(24,394)	(744)	(21,179)	(21,839)
Cash generated from operations	6,600,834	201,306	6,816,787	10,009,605
Interest received	191,049	5,827	194,136	42,170
Dividend received	3,810	116	10,327	26,416
Interest paid	(245,910)	(7,499)	(227,488)	(107,210)
Income tax paid	(609,201)	(18,579)	(186,280)	(1,354,548)
Net cash generated from operating activities	5,940,582	181,171	6,607,482	8,616,433
Cash flows from investing activities
Acquisition of financial assets at fair value through other comprehensive income			(12,500)
Acquisition of financial assets at amortized cost	(94,845)	(2,892)	(72,201)	(133,182)
Proceeds from repayments of financial assets at amortized cost	87,035	2,654	130,220	69,022
Acquisition of investments accounted for using equity method	(12,500)	(381)
Proceeds from disposal of non-current assets held for sale	4,394,206	134,011
Acquisition of property, plant and equipment	(5,081,154)	(154,961)	(3,073,881)	(4,699,369)
Proceeds from disposal of property, plant and equipment	74,709	2,278	83,679	77,339
(Increase) decrease in refundable deposits	922	28	1,064	(493)
Increase in other non-current assets	(6,811)	(208)	(160,703)	(400,569)
Increase in long-term deferred revenue	23,333	712	14,145	25,328
Net cash used in investing activities	(615,105)	(18,759)	(3,090,177)	(5,061,924)
Cash flows from financing activities
Proceeds from short-term bank loans	3,225,758	98,376	1,273,873	348,006
Payments on short-term bank loans	(2,886,394)	(88,026)	(1,273,873)	(1,079,757)
Payment on lease liabilities	(320,452)	(9,773)	(293,383)	(237,869)
Proceeds from long-term bank loans	1,078,496	32,891	2,430,224	4,567,672
Payments on long-term bank loans	(2,263,718)	(69,037)	(1,522,918)	(54,000)
Decrease in guarantee deposits	(49)	(1)	(365)	(25)
Cash dividends paid	(1,309,032)	(39,922)	(1,672,652)	(3,127,133)
Net cash generated from (used in) financing activities	(2,475,391)	(75,492)	(1,059,094)	416,894
Effect of foreign exchange rate changes	14,918	455	(780)	19,025
Net increase in cash and cash equivalents	2,865,004	87,375	2,457,431	3,990,428
Cash and cash equivalents at beginning of year	12,354,035	376,762	9,896,604	5,906,176
Cash and cash equivalents at end of year	$ 15,219,039	$ 464,137	$ 12,354,035	$ 9,896,604